FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Interest Rate "Step-Up" (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 11, 2019	Nov. 19, 2019 USD ($)	Nov. 19, 2019 EUR (€)	Jul. 16, 2019 USD ($)	Jul. 04, 2019 USD ($)	Jul. 04, 2019 EUR (€)	Mar. 11, 2019 USD ($)	Jan. 17, 2019 USD ($)	Jan. 17, 2019 EUR (€)	Dec. 04, 2017	Jul. 03, 2015	Jun. 01, 2015	Apr. 09, 2015	Jan. 14, 2015	Jul. 04, 2014	Feb. 28, 2012	Mar. 07, 2011	Aug. 05, 2010	Oct. 08, 2009
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr			SFr 225,000,000
Borrowings issuance price percentage														100.00%
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600,000,000
Borrowings, interest rate				2.875%
Borrowings issuance price percentage																		99.18%
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.88%	2.88%	2.88%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings, interest rate				3.00%
Borrowings issuance price percentage																99.55%
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings issuance price percentage																	99.73%
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.13%	3.13%	3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000.0
Borrowings issuance price percentage																			98.28%
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%	6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings issuance price percentage													99.38%
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.95%	0.95%	0.95%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750,000,000			$ 830,000,000	€ 750,000,000
Borrowings, interest rate					1.00%	1.00%
Borrowings issuance price percentage					99.89%	99.89%
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%	1.00%	1.00%
€250 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 250,000,000						$ 285,000,000	€ 250,000,000
Borrowings issuance price percentage								105.59%	105.59%
€250 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%	2.25%	2.25%					2.25%	2.25%
€750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750,000,000									$ 854,000,000	€ 750,000,000
Borrowings, interest rate											2.25%	2.25%
Borrowings issuance price percentage											99.72%	99.72%
€750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%	2.25%	2.25%								2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000						$ 750,000,000
Borrowings, interest rate							3.60%
Borrowings issuance price percentage							99.86%
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.60%	3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage															100.00%
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.13%	6.13%	6.13%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750,000,000			$ 830,000,000	€ 750,000,000
Borrowings, interest rate					1.75%	1.75%
Borrowings issuance price percentage					99.41%	99.41%
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000									$ 750,000,000
Borrowings, interest rate										4.55%
Borrowings issuance price percentage										99.72%
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.55%	4.55%	4.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000						$ 500,000,000
Borrowings, interest rate							4.25%
Borrowings issuance price percentage							99.00%
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%	4.25%	4.25%
1.0 billion Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage																						95.20%
1.0 billion Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%	7.00%
500 million Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage																					104.84%
500 million Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage																				99.18%
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%	6.75%